LONG-TERM DEBT - Long-Term Debt Issued (Details) CAD in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2017 USD ($)	Sep. 30, 2017 CAD	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 CAD	Sep. 30, 2015 USD ($)	Jul. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount					$ 6,900
TRANSCANADA PIPELINES LIMITED | Senior unsecured notes, floating interest rate
Debt Instrument [Line Items]
Amount	$ 550
TRANSCANADA PIPELINES LIMITED | 2.125% senior unsecured note, due November 2019
Debt Instrument [Line Items]
Amount	$ 700
Interest Rate	2.125%
TRANSCANADA PIPELINES LIMITED | 3.39% medium term notes, due March 2028
Debt Instrument [Line Items]
Amount | CAD		CAD 300
Interest Rate		3.39%
TRANSCANADA PIPELINES LIMITED | 4.33% medium term notes, due September 2047
Debt Instrument [Line Items]
Amount | CAD		CAD 700
Interest Rate		4.33%
TRANSCANADA PIPELINES LIMITED | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount							$ 5,213
TRANSCANADA PIPELINES LIMITED | 3.69% medium term notes, due July 2023
Debt Instrument [Line Items]
Amount | CAD						CAD 300
Interest Rate						3.69%	3.69%
Long-term debt, re-issuance yield, percent						2.69%	2.69%
TRANSCANADA PIPELINES LIMITED | 4.35% medium term notes, due June 2046
Debt Instrument [Line Items]
Amount | CAD						CAD 700
Interest Rate						4.35%	4.35%
TRANSCANADA PIPELINES LIMITED | 4.875% senior unsecured notes, due January 2026
Debt Instrument [Line Items]
Amount									$ 850
Interest Rate									4.875%							4.875%
TRANSCANADA PIPELINES LIMITED | 3.125% senior unsecured notes, due January 2019
Debt Instrument [Line Items]
Amount									$ 400
Interest Rate									3.125%
TRANSCANADA PIPELINES LIMITED | 1.625% senior unsecured notes, due November 2017
Debt Instrument [Line Items]
Amount										$ 1,000
Interest Rate	1.625%									1.625%
TRANSCANADA PIPELINES LIMITED | 4.55% medium-term notes, due November 2041
Debt Instrument [Line Items]
Amount | CAD											CAD 400
Interest Rate											4.55%
TRANSCANADA PIPELINES LIMITED | 3.30% medium-term notes, due July 2025
Debt Instrument [Line Items]
Amount | CAD													CAD 750
Interest Rate													3.30%
TRANSCANADA PIPELINES LIMITED | 4.60% senior unsecured notes, due March 2045
Debt Instrument [Line Items]
Amount															$ 750
Interest Rate															4.60%
TRANSCANADA PIPELINES LIMITED | 1.875% senior unsecured notes, due January 2018
Debt Instrument [Line Items]
Amount																$ 500
Interest Rate																1.875%
TRANSCANADA PIPELINES LIMITED | Senior unsecured notes, floating rates, due in January 2018
Debt Instrument [Line Items]
Amount																$ 250
TUSCARORA GAS TRANSMISSION COMPANY | Term loan, floating interest rate
Debt Instrument [Line Items]
Amount			$ 25					$ 10
TC PIPELINES, LP | 3.90% Senior Unsecured Notes
Debt Instrument [Line Items]
Amount				$ 500
Interest Rate				3.90%
TC PIPELINES, LP | Unsecured term loan, floating rate, due October 2018
Debt Instrument [Line Items]
Amount												$ 170
TC PIPELINES, LP | 4.375% senior unsecured notes, due March 2025
Debt Instrument [Line Items]
Amount															$ 350
Interest Rate															4.375%
TRANSCANADA PIPELINE USA LTD. | Acquisition Bridge Facility
Debt Instrument [Line Items]
Amount							$ 1,700
ANR PIPELINE COMPANY | 4.14% senior unsecured notes, due June 2026
Debt Instrument [Line Items]
Amount							$ 240
Interest Rate						4.14%	4.14%
GAS TRANSMISSION NORTHWEST LLC | Unsecured term loan, floating interest rate, due June 2019
Debt Instrument [Line Items]
Amount														$ 75